Label	Element	Value
Hennessy Focus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hennessy Focus Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hennessy Focus Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on those assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in domestic companies listed on U.S. national securities exchanges. The Fund may also invest in (i) foreign companies listed on U.S. national securities exchanges, (ii) foreign companies through American Depositary Receipts or other types of depositary receipts, which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges and, (iii) foreign companies traded on foreign exchanges.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants, options, equity-like instruments, and debt instruments.  The Fund invests without regard to market capitalization.

The Portfolio Managers implement the Fund’s strategy by focusing on approximately 20-30 companies whose valuations in the market are modest, that earn higher than average economic returns, that are well managed, and that have ample opportunity to reinvest excess profits at above-average rates.  Once a potential investment is identified, the Portfolio Managers attempt to purchase shares at a price they believe represents a discount to a conservative estimate of the company’s intrinsic value. Generally, the Portfolio Managers may sell a business for a variety of reasons, including (i) source of funds for what they believe is a superior investment idea, (ii) adverse change in their assessment of a business’s quality, growth, or management, (iii) valuation, or (iv) risk management at the company or portfolio level.

The Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalent instruments.  If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Temporary Defensive Positions Risk:  From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, or political conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Small-Sized and Medium-Sized Companies Risk:  The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on a limited number of key individuals.

Industry Concentration Risk: From time to time, the Fund may concentrate its investments in one or more industry sectors. The Fund is currently substantially invested in the financial services sector, and its performance is therefore affected by industry developments. Financial services companies may be adversely affected by changes in the regulatory environment, interest rate changes, and other factors.

Non-Diversification Risk:  The Fund is non-diversified under the Investment Company Act. Accordingly, the Fund typically invests a greater portion of its assets in, and its performance may be affected by, a smaller number of issuers than if it were a diversified fund. Further, the Fund may experience greater losses as a result of a single issuer’s unfavorable market or economic conditions or other adverse developments impacting the market value of the issuer’s securities.

Foreign Securities Risk:  The Fund may invest in foreign companies. There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies, which may affect the U.S. dollar value of a security, and the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country. Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies.

Real Estate Investment Risk: The Fund invests in real estate investments, including real estate investment trusts (REITs), and is therefore subject to risks associated with the real estate market.  Real estate investments are particularly susceptible to economic downturns, changes in regulations, and fluctuating interest rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment will fluctuate over time, and it is possible to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified under the Investment Company Act. Accordingly, the Fund typically invests a greater portion of its assets in, and its performance may be affected by, a smaller number of issuers than if it were a diversified fund. Further, the Fund may experience greater losses as a result of a single issuer’s unfavorable market or economic conditions or other adverse developments impacting the market value of the issuer’s securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the Russell 3000® Index, as well as an additional index that includes securities with market capitalizations and certain other attributes similar to the average market capitalization and attributes of the securities in which the Fund invests, the Russell MidCap® Growth Index.  For additional information on these indices, please see “Descriptions of Indices” on page 69 of this Prospectus.  The Fund is the successor to the FBR Focus Fund (the “Predecessor Focus Fund”). The performance information provided for the periods on or prior to October 26, 2012, is historical information for the Predecessor Focus Fund, which had the same investment objective and substantially similar investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Updated performance information is available at www.hennessyfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the Russell 3000® Index, as well as an additional index that includes securities with market capitalizations and certain other attributes similar to the average market capitalization and attributes of the securities in which the Fund invests, the Russell MidCap® Growth Index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	We use the Russell MidCap® Growth Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments with market capitalizations and certain other attributes similar to the average market capitalization and attributes of the securities held by the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hennessyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	HENNESSY FOCUS FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the period shown in the bar chart, the Fund’s highest quarterly return was 19.82% for the quarter ended June 30, 2009, and the lowest quarterly return was -14.33% for the quarter ended September 30, 2011.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.33%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “returns before taxes” or “returns after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
We use the Russell MidCap® Growth Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments with market capitalizations and certain other attributes similar to the average market capitalization and attributes of the securities held by the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.  The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “returns before taxes” or “returns after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2018)
Hennessy Focus Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.24%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.18%
Hennessy Focus Fund | Russell MidCap® Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell MidCap® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.75%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.12%
Hennessy Focus Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Shareholder Servicing	rr_Component1OtherExpensesOverAssets	0.10%
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.32%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 151
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	468
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	808
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,768
Annual Return 2009	rr_AnnualReturn2009	34.80%
Annual Return 2010	rr_AnnualReturn2010	24.55%
Annual Return 2011	rr_AnnualReturn2011	3.63%
Annual Return 2012	rr_AnnualReturn2012	16.64%
Annual Return 2013	rr_AnnualReturn2013	35.33%
Annual Return 2014	rr_AnnualReturn2014	10.20%
Annual Return 2015	rr_AnnualReturn2015	2.88%
Annual Return 2016	rr_AnnualReturn2016	7.16%
Annual Return 2017	rr_AnnualReturn2017	19.27%
Annual Return 2018	rr_AnnualReturn2018	(10.47%)
Label	rr_AverageAnnualReturnLabel	Hennessy Focus Fund - Investor Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.47%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.55%
Hennessy Focus Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Hennessy Focus Fund - Investor Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.22%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.07%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.44%
Hennessy Focus Fund | Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Hennessy Focus Fund - Investor Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.33%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.38%
Hennessy Focus Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing	rr_Component1OtherExpensesOverAssets	none
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.19%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,340
Label	rr_AverageAnnualReturnLabel	Hennessy Focus Fund - Institutional Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.12%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.72%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.95%

[1]	Acquired fund fees and expenses are not reflected in the Fund's financial statements, so the information presented in the expense table may differ from that presented in the financial highlights.